BIOLOGICAL ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Biological Assets [Abstract]
Current	$ 236,333	$ 315,500
Non-current	3,101,604	2,747,894
Total	$ 3,337,937	$ 3,063,394	$ 3,022,579	$ 3,195,370